Inventories	12 Months Ended
Dec. 31, 2023
Inventory Disclosure [Abstract]
Inventories	Inventories
Inventories consisted of the following:

	As of December 31,
	2022	2023
	RMB	RMB
Raw materials	65,575	90,882
Work-in-process	2,999	11,003
Finished goods	113,998	58,896
Total	182,572	160,781
The Group recorded inventory write-down of RMB49,485, RMB35,406 and RMB10,641 for the years ended December 31, 2021, 2022 and 2023, respectively.